Liability for put options with non-controlling interests - Summary of liability for put options with non-controlling interests (Details) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Liability For Put Options With Non-controlling Interests [Abstract]
Liability for put options with non-controlling interests, Non-current	₨ 4,422	$ 54	₨ 8,636
Liability for Put Options With Non-controlling Interests Current	₨ 987	$ 12	₨ 910